Share-based Payment Arrangement - CLPT's Summary of Compensation Costs for Stock Options (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation costs	$ 16.0	$ 1	$ 19.0	$ 8.0
C L P T Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation costs	1.5		0.9
C L P T Plan | Granted on February 26, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation costs	0.9		0.9
C L P T Plan | Granted on May 31, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation costs	$ 0.6		$ 0.0